Cover	Apr. 04, 2024
Cover [Abstract]
Entity Registrant Name	Golden Matrix Group, Inc.
Entity Central Index Key	0001437925
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Apr. 04, 2024
Entity File Number	001-41326
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-1814729
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D131
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Security 12b Title	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	GMGI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Golden Matrix Group, Inc. (the “Company”, “we” and “us”) previously filed a Current Report on Form 8-K with the Securities and Exchange Commission on April 9, 2024 (the “Initial Report”) disclosing the closing of the transactions contemplated by that certain Sale and Purchase Agreement of Share Capital dated January 12, 2023 (as amended and restated from time to time, the “Purchase Agreement”) with Aleksandar Milovanović, Zoran Milosevic and Snežana Božović (collectively, the “Sellers”), the owners of Meridian Tech Društvo Sa Ograničenom Odgovornošću Beograd, a private limited company formed and registered in and under the laws of the Republic of Serbia (“Meridian Serbia”); Društvo Sa Ograničenom Odgovornošću “Meridianbet” Društvo Za Proizvodnju, Promet Roba I Usluga, Export Import Podgorica, a private limited company formed and registered in and under the laws of Montenegro; Meridian Gaming Holdings Ltd., a company formed and registered in the Republic of Malta; and Meridian Gaming (Cy) Ltd, a company formed and registered in the republic of Cyprus (collectively, the “Meridianbet Group”). Pursuant to the Original Purchase Agreement, we agreed to acquire 100% of the Meridianbet Group (the “Acquisition”).